COMPARATIVE FIGURES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Comparative Figures
COMPARATIVE FIGURES

17. COMPARATIVE FIGURES

The Company has adjusted the comparative figures of cost of revenue and selling, general and administrative expenses in Consolidated Statements of Operations and Comprehensive Loss for the three months ended March 31, 2024 from $33,834 to $497,824 and from $759,829 to $295,839 respectively, due to the reclassification of certain items from selling, general and administrative expenses to cost of revenue to conform with current period presentation. The restatements do not have any impact to the accumulated deficit as at March 31, 2024 and net income for the period then ended.

18. COMPARATIVE FIGURES

The Company has adjusted the comparative figures of cost of revenue and selling, general and administrative expenses in Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2023 from $105,547 to $1,708,334 and from $2,901,636 to $1,298,849 respectively, due to the reclassification of certain items from selling, general and administrative expenses to cost of revenue to conform with current year presentation. The restatements do not have any impact to the accumulated deficit as at December 31, 2023 and net income for the year then ended.